Purchases and other expenses - Trade payables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Changes in the scope of consolidation	€ 9	€ 125	€ 1
Extension period of payment	6 months
Impact on the change in working capital requirement	€ 377	€ 460	€ 435
Telekom Romania Communications [member]
Disclosure of subsidiaries [line items]
Changes in the scope of consolidation	€ 108